Supplemental Disclosure with Respect to Cash Flows - Supplementary Disclosure of Company's Non Cash Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Supplemental Information With Respect To Cash Flows [Abstract]
Accounts payable related to property, plant and equipment	$ 101	$ 28
Accounts payable related to inventories	699	197
Accounts payable related to financings	73	1,611
Interest/finance charges paid	50	52
RSUs and DSUs granted in lieu of deferred salaries and directors’ fees	1,268	371
Assets acquired under finance leases	$ 43	$ 29